Notes to the Profit or Loss Statement - Schedule of Changes in Deferred Taxes - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Deferred tax items recognized against equity	€ 0.0	€ 0.0	€ 0.0